TRADE ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2023
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	June 30,	December 31,
	2023	2022
In local currency
Related party (Note 11.1) (1)	13,161	3,776
Third party (2)(3)	4,305,857	4,171,988
In foreign currency
Third party (3)	2,028,936	2,030,806
	6,347,954	6,206,570

1)	The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.
2)	Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on June 30, 2023 was R$243,229 (R$416,643 at December 31, 2022).
3)	Within the balance of suppliers, the following balances refer to the Cerrado Project, R$988,892 (R$625,645 on December 31, 2022) in local currency and R$1,656,702 (R$1,370,833 on December 31, 2022) in foreign currency.